Goldrich Mining Company (An Exploration Stage Company) Consolidated Statements of Changes in Stockholders' Equity (Interim Period Unaudited) (USD $)	Common Stock Shares	Common Stock Par Value	Preferred Stock Shares	Preferred Stock Par Value	Additional Paid-in Capital	Deficit Accumulated During the Exploration Stage	Total
Balance, starting at Dec. 31, 2008	$ 39,214,913	$ 3,921,491	$ 225,000	$ 225,000	$ 7,855,197	$ (11,721,281)	$ 280,407
Discount on preferred stock for beneficial conversions feature, intrinsic method				(55,000)	55,000
Discount of notes payable in gold for detached warrants issued at fair value					42,224		42,224
Issuance of common shares for cash by Private Placement, net			250,000	250,000			250,000
Deemed dividend on vested convertible feature of preferred stock, intrinsic method				55,000	(55,000)
Issuance of shares for director's fees, at fair value	116,308	11,631			(4,071)		7,560
Correction of shares issued for interest in 2008	(183,836)	(18,384)			18,384
Issuance of shares for conversion of convertible debenture	5,000,000	500,000			500,000		1,000,000
Issuance of shares for interest expense at fair value	72,328	7,233			7,233		14,466
Issuance of common shares for conversion of preferred shares	150,000	15,000	(25,000)	(25,000)	10,000
Issuance of options for management and director's fees at fair value					123,500		123,500
Surrender of shares	(107)	(11)			11
Net Loss						(1,514,951)	(1,514,951)
Balance, end of period at Dec. 31, 2009	44,369,606	4,436,960	450,000	450,000	8,552,478	(13,236,232)	203,206
Discount of notes payable in gold for detached warrants issued at fair value					67,004		67,004
Issuance of common shares for cash by Private Placement, net	8,416,791	841,680			920,761		1,762,441
Issuance of common shares for conversion of preferred shares	150,000	15,000	(25,000)	(25,000)	10,000
Vested option expense under ASC 718 for management and director's fees at fair value					123,500		123,500
Net Loss						(2,376,142)	(2,376,142)
Balance, end of period at Dec. 31, 2010	52,936,397	5,293,640	425,000	425,000	9,673,743	(15,612,374)	(219,991)
Notes payable in gold converted to common shares	12,961,890	1,296,189			2,162,605		3,458,794
Issuance of common shares for cash by Private Placement, net	24,315,236	2,431,524			2,362,574		4,794,098
Issuance of common shares for conversion of preferred shares	1,500,000	150,000	(250,000)	(250,000)	100,000
Vested option expense under ASC 718 for management and director's fees at fair value					100,278		100,278
Dividend payable at conversion of preferred shares					(22,083)		(22,083)
Issuance of shares for cash by exercise of Class E Warrants	35,000	3,500			3,500		7,000
Issuance of shares for cash by exercise of Class F Warrants	1,393,332	139,333			139,333		278,666
Net Loss						(6,108,035)	(6,108,035)
Balance, end of period at Dec. 31, 2011	$ 93,141,855	$ 9,314,185	$ 175,000	$ 175,000	$ 14,519,949	$ (21,720,409)	$ 2,288,725